International Risk Factors	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
RISK FACTORS
International Risk Factors

14.International Risk Factors

International operations are subject to certain political, economic and other uncertainties not encountered in U.S. operations, including increased risks of terrorism, kidnapping of employees, expropriation of drilling rigs, equipment, land and other property, as well as expropriation of our customer’s property and drilling rights, taxation policies, foreign exchange restrictions, currency rate fluctuations and general hazards associated with foreign sovereignty over certain areas in which operations are conducted.  In January 2015, the Venezuelan government announced plans for a new foreign currency exchange system.  We are monitoring the status of this change in Venezuela’s exchange control policy.  There can be no assurance that there will not be changes in local laws, regulations and administrative requirements or the interpretation thereof which could have a material adverse effect on the profitability of our operations or on our ability to continue operations in certain areas.

NOTE 12 RISK FACTORS

CONCENTRATION OF CREDIT

        Financial instruments which potentially subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term investments and trade receivables. We place temporary cash investments in the U.S. with established financial institutions and invest in a diversified portfolio of highly rated, short-term money market instruments. Our trade receivables, primarily with established companies in the oil and gas industry, may impact credit risk as customers may be similarly affected by prolonged changes in economic and industry conditions. International sales also present various risks including governmental activities that may limit or disrupt markets and restrict the movement of funds. Most of our international sales, however, are to large international or government-owned national oil companies. We perform ongoing credit evaluations of customers and do not typically require collateral in support for trade receivables. We provide an allowance for doubtful accounts, when necessary, to cover estimated credit losses. Such an allowance is based on management's knowledge of customer accounts.

VOLATILITY OF MARKET

        Our operations can be materially affected by oil and gas prices. Oil and natural gas prices have been historically volatile and difficult to predict. While current energy prices are important contributors to positive cash flow for customers, expectations about future prices and price volatility are generally more important for determining a customer's future spending levels. This volatility, along with the difficulty in predicting future prices, can lead many exploration and production companies to base their capital spending on much more conservative estimates of commodity prices. As a result, demand for contract drilling services is not always purely a function of the movement of commodity prices.

        In addition, customers may finance their exploration activities through cash flow from operations, the incurrence of debt or the issuance of equity. Any deterioration in the credit and capital markets may cause difficulty for customers to obtain funding for their capital needs. A reduction of cash flow resulting from declines in commodity prices or a reduction of available financing may result in a reduction in customer spending and the demand for drilling services. This reduction in spending could have a material adverse effect on our operations.

SELF-INSURANCE

        We self-insure a significant portion of expected losses relating to worker's compensation, general liability and automobile liability. Generally, deductibles range from $1 million to $3 million per occurrence depending on the coverage and whether a claim occurs outside or inside of the United States. Insurance is purchased over deductibles to reduce our exposure to catastrophic events. Estimates are recorded for incurred outstanding liabilities for worker's compensation, general liability claims and claims that are incurred but not reported. Estimates are based on adjusters' estimates, historic experience and statistical methods that we believe are reliable. Nonetheless, insurance estimates include certain assumptions and management judgments regarding the frequency and severity of claims, claim development and settlement practices. Unanticipated changes in these factors may produce materially different amounts of expense that would be reported under these programs.

        We have a wholly-owned captive insurance company which finances a significant portion of the physical damage risk on company-owned drilling rigs as well as international casualty deductibles.

INTERNATIONAL DRILLING OPERATIONS

        International drilling operations may significantly contribute to our revenues and net operating income. There can be no assurance that we will be able to successfully conduct such operations, and a failure to do so may have an adverse effect on our financial position, results of operations, and cash flows. Also, the success of our international operations will be subject to numerous contingencies, some of which are beyond management's control. These contingencies include general and regional economic conditions, fluctuations in currency exchange rates, modified exchange controls, changes in international regulatory requirements and international employment issues, risk of expropriation of real and personal property and the burden of complying with foreign laws. Additionally, in the event that extended labor strikes occur or a country experiences significant political, economic or social instability, we could experience shortages in labor and/or material and supplies necessary to operate some of our drilling rigs, thereby potentially causing an adverse material effect on our business, financial condition and results of operations.

        We are not operating in any country that is currently considered highly inflationary, which is defined as cumulative inflation rates exceeding 100 percent in the most recent three-year period. All of our foreign subsidiaries use the U.S. dollar as the functional currency and local currency monetary assets are remeasured into U.S. dollars with gains and losses resulting from foreign currency transactions included in current results of operations. As such, if a foreign economy is considered highly inflationary, there would be no impact on the Consolidated Financial Statements.

        Because of the impact of local laws, our future operations in certain areas may be conducted through entities in which local citizens own interests and through entities (including joint ventures) in which we hold only a minority interest or pursuant to arrangements under which we conduct operations under contract to local entities. While we believe that neither operating through such entities nor pursuant to such arrangements would have a material adverse effect on our operations or revenues, there can be no assurance that we will in all cases be able to structure or restructure our operations to conform to local law (or the administration thereof) on terms acceptable to us.